UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09469

        Nuveen Virginia Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          02/28/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Virginia Dividend Advantage Municipal Fund (NGB)
February 28, 2005

	Principal		Optional Call		Market
	Amount (000)	Description(1)	Provisions*	Ratings**	Value

		Consumer Staples - 4.8% (3.2% of Total Investments)

$		Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001A:
	120	5.000%, 5/15/22	5/11 at 100.00	Baa3	$ 121,499
	850	5.400%, 5/15/31	5/11 at 100.00	Baa3	830,697

	1,400	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.500%,	5/11 at 100.00	Baa3	1,354,038
		5/15/41

		Education and Civic Organizations - 13.5% (9.1% of Total Investments)

	500	Danville Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Averett	3/11 at 102.00	N/R	507,785
		University Project, Series 2001, 6.000%, 3/15/22

	500	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue	10/13 at 101.00	A3	523,690
		Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33

	850	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement	10/09 at 101.00	A3	910,911
		Bonds, Series 1999, 6.000%, 10/15/28

		Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
		Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999:
	160	5.375%, 2/01/19	2/09 at 101.00	BBB	167,146
	320	5.375%, 2/01/29	2/09 at 101.00	BBB	330,662

	375	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue and Refunding	No Opt. Call	B2	358,309
		Bonds, Series 2001B, 6.125%, 7/15/11

	1,000	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue and Refunding	7/11 at 100.00	B2	941,940
		Bonds, Series 2001C, 6.850%, 7/15/21

	700	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education	No Opt. Call	Aa1	772,408
		Financing Program, Series 2004B, 5.000%, 9/01/13

	1,325	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education	9/10 at 100.00	AA+	1,426,190
		Financing Program, Series 2000A, 5.000%, 9/01/17

	500	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	7/08 at 101.00	AA	517,300
		University, Series 1998, 5.100%, 7/01/18 - RAAI Insured

		Healthcare - 15.1% (10.2% of Total Investments)

	1,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier	10/12 at 102.00	AA	1,066,690
		Hospital, Series 2002, 5.250%, 10/01/25 - RAAI Insured

	1,500	Fredericksburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Refunding	6/07 at 102.00	AAA	1,599,720
		Bonds, MediCorp Health System Obligated Group, Series 1996, 5.250%, 6/15/16 - AMBAC Insured

	500	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System,	6/12 at 100.00	A3	510,950
		Series 2002B, 5.125%, 6/15/33

	500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System	11/12 at 100.00	A-	525,560
		Inc., Series 2002A, 5.600%, 11/15/30

	535	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital	6/05 at 102.00	AAA	549,317
		Center, Series 1995, 5.800%, 6/01/26 - FSA Insured

	425	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital	6/12 at 101.00	BBB	468,673
		Center, Series 2002A, 6.000%, 6/01/22

	575	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	596,643
		Hospital, Series 2002, 5.250%, 4/01/33

	1,000	Norfolk Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon Secours Health	8/07 at 102.00	AAA	1,062,870
		System, Series 1997, 5.250%, 8/15/26 - MBIA Insured

	800	Norton Industrial Development Authority, Virginia, Hospital Revenue Refunding and Improvement	12/11 at 101.00	A	865,400
		Bonds, Norton Community Hospital, Series 2001, 6.000%, 12/01/22 - ACA Insured

		Housing/Multifamily - 4.4% (3.0% of Total Investments)

	1,000	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue	11/11 at 102.00	AAA	1,048,030
		Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31 (Alternative Minimum Tax)
		(Mandatory put 11/01/19)

	1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2000G, 5.625%, 10/01/20	10/10 at 100.00	AA+	1,055,780
		(Alternative Minimum Tax)

		Housing/Single Family - 2.1% (1.4% of Total Investments)

	1,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	1,014,520
		7/01/31 - MBIA Insured

		Industrials - 0.1% (0.0% of Total Investments)

	50	Charles County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue	No Opt. Call	BBB	51,953
		Refunding Bonds, USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09 (Alternative Minimum
		Tax)

		Long-Term Care - 2.5% (1.7% of Total Investments)

	500	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/12 at 100.00	N/R	518,565
		Bonds, Westminster Canterbury of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31

	650	James City County Industrial Development Authority, Virginia, Residential Care Facility First	3/12 at 101.00	N/R	690,833
		Mortgage Revenue Refunding Bonds, Williamburg Landing Inc., Series 2003A, 6.000%, 3/01/23

		Materials - 0.7% (0.4% of Total Investments)

	100	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding	2/08 at 102.00	Ba3	99,999
		Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)

	20	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding	12/09 at 101.00	Ba3	20,868
		Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax)

	220	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/08 at 101.00	Ba3	219,232
		Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative
		Minimum Tax)

		Tax Obligation/General - 27.0% (18.2% of Total Investments)

	330	Alexandria, Virginia, General Obligation Bonds, Series 2004B, 5.000%, 6/15/13	No Opt. Call	AAA	366,340

	300	Alexandria, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 12/15/11	No Opt. Call	AAA	331,563

	2,000	Chesterfield County, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%,	1/11 at 100.00	AAA	2,119,920
		1/15/21

	3,310	Leesburg, Virginia, General Obligation Public Improvement Bonds, Series 2000, 5.125%, 1/15/21 -	1/11 at 101.00	AAA	3,572,649
		FGIC Insured

	660	Loudoun County, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/01/14	No Opt. Call	Aaa	732,996

	845	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	AA	927,142

	320	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	341,379

	500	Portsmouth, Virginia, General Obligation Bonds, Series 2003, 5.000%, 7/01/12 - FSA Insured	No Opt. Call	AAA	551,055

	1,300	Richmond, Virginia, General Obligation Refunding and Public Improvement Bonds, Series 1999A,	1/10 at 101.00	AAA	1,384,929
		5.125%, 1/15/24 - FSA Insured

	2,425	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%,	6/11 at 101.00	AA+	2,577,848
		6/01/21

		Tax Obligation/Limited - 18.5% (12.5% of Total Investments)

	295	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/13 at 101.00	N/R	298,065
		6.750%, 3/01/22

	500	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%,	6/13 at 102.00	N/R	517,815
		6/01/33

	1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	AAA	1,075,240
		Facilities, Series 2003B, 5.125%, 8/01/23 - AMBAC Insured

	960	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.375%,	10/10 at 101.00	BBB	1,101,926
		10/01/19

	500	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College	No Opt. Call	AA+	546,940
		Program, Series 2004A, 5.000%, 2/01/11

	500	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College	2/12 at 100.00	AA+	528,790
		Program, Series 2002A, 5.000%, 2/01/22

	1,000	Virginia Transportation Board, Transportation Revenue Bonds, Northern Virginia Transportation	No Opt. Call	AA+	1,103,950
		District Program, Series 2004A, 5.000%, 5/15/14

	350	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds,	3/13 at 102.00	N/R	358,841
		Series 2003, 6.375%, 3/01/30

	750	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2004B, 5.000%, 8/01/11	No Opt. Call	AA+	823,118

	345	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2004C, 5.000%,	No Opt. Call	AA+	378,634
		8/01/11

	2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001A, 5.000%,	8/11 at 101.00	AA+	2,145,520
		8/01/19

		Transportation - 24.1% (16.2% of Total Investments)

	1,750	Capital Region Airport Authority, Richmond, Virginia, Airport Revenue Bonds, International Airport	7/05 at 102.00	AAA	1,800,085
		Projects, Series 1995A, 5.625%, 7/01/20 - AMBAC Insured

	1,000	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Refunding Bonds,	No Opt. Call	AAA	1,165,280
		Series 1998, 5.500%, 7/01/25 - MBIA Insured

	3,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A,	10/11 at 101.00	AAA	3,160,410
		5.500%, 10/01/27 (Alternative Minimum Tax) - MBIA Insured

	250	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001B,	10/11 at 101.00	AAA	262,463
		5.000%, 10/01/21 - MBIA Insured

	1,500	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 - FGIC	7/11 at 100.00	AAA	1,553,730
		Insured

		Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road,
		Series 1998A:
	25	5.000%, 8/15/05	No Opt. Call	BB	25,138
	200	5.250%, 8/15/07	No Opt. Call	BB	204,722
	200	5.500%, 8/15/28	8/08 at 102.00	BB	194,502

	500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002,	No Opt. Call	AAA	568,605
		5.250%, 7/15/22 - FGIC Insured

	1,225	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%, 8/01/23	2/11 at 100.00	Aa2	1,313,445

	1,250	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001B, 5.125%, 8/01/27	2/11 at 100.00	Aa2	1,283,200
		(Alternative Minimum Tax)

		U.S. Guaranteed *** - 18.6% (12.6% of Total Investments)

	1,000	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 - FSA	7/11 at 102.00	AAA	1,088,060
		Insured

	550	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	589,914
		5.750%, 7/01/20 (Pre-refunded to 7/01/10)

	1,540	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2001B, 5.250%,	1/11 at 101.00	Aaa	1,721,027
		1/01/20 (Pre-refunded to 1/01/11)

	1,000	Lynchburg Industrial Development Authority, Virginia, Healthcare Facilities Revenue Refunding	1/08 at 101.00	A***	1,073,890
		Bonds, Centra Health Inc., Series 1998, 5.200%, 1/01/23 (Pre-refunded to 1/01/08)

	1,000	Newport News, Virginia, General Obligation Bonds, Series 2000A, 5.625%, 5/01/16 (Pre-refunded to	5/10 at 102.00	AA***	1,138,020
		5/01/10)

		Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
	1,500	5.500%, 10/01/32	10/10 at 101.00	AAA	1,653,420
	1,500	5.500%, 10/01/40	10/10 at 101.00	AAA	1,653,420

		Utilities - 7.0% (4.8% of Total Investments)

	1,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	A3	1,122,060
		Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

	1,725	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1995Z, 5.250%, 7/01/21	7/05 at 100.00	A-	1,736,972

	500	Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series 2002, 5.000%, 1/15/27 - FSA	1/12 at 100.00	AAA	519,575
		Insured

		Water and Sewer - 9.4% (6.4% of Total Investments)

	2,000	Henrico County, Virginia, Water and Sewer System Revenue Refunding Bonds, Series 1999, 5.000%,	5/09 at 102.00	AA+	2,106,120
		5/01/22

	520	Prince William County Service Authority, Virginia, Water and Sewerage System Revenue Bonds, Series	7/09 at 101.00	AAA	572,073
		1999, 5.500%, 7/01/19 - FGIC Insured

	1,680	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 2000, 5.400%,	10/10 at 100.00	AAA	1,838,100
		10/01/20

	$66,580	Total Long-Term Investments (cost $67,295,786) - 147.8%			70,857,069

		Short-Term Investments - 0.4% (0.3% of Total Investments)

	200	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	200,000
		Obligations, Series 1985, 1.780%, 12/01/15 - MBIA Insured†

	$200	Total Short-Term Investments (cost $200,000)			200,000

		Total Investments (cost $67,495,786) - 148.2%			71,057,069

		Other Assets Less Liabilities - 1.9%			884,078

		Preferred Shares, at Liquidation Value - (50.1)%			(24,000,000)

		Net Assets Applicable to Common Shares - 100%			$47,941,147

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as
	a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes
	periodically based on market conditions or a specified market index.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on security transactions.

	At February 28, 2005, the cost of investments was $67,475,347.

	Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$3,747,464
	Depreciation	(165,742)

	Net unrealized appreciation of investments	$3,581,722

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Virginia Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/29/05

* Print the name and title of each signing officer under his or her signature.